Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2025
Condensed financial information of the parent company
Condensed financial information of the parent company
22.	Condensed financial information of the parent company

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of the parent company as of and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2025, restricted net assets of consolidated subsidiaries amounted to US$115,937, which exceed 25 percent of consolidated net assets.

The following condensed financial statements of the parent company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the parent company as “Investments in and receivables from subsidiaries”. The parent company, its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The parent company’s share of losses from its subsidiaries is reported as “share of losses from subsidiaries” in the condensed financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

The parent company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2024 and 2025, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

(a)CONDENSED BALANCE SHEETS

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets:
Cash	13,784	2,227
Prepayments and other current assets	464	394
Total current assets	14,248	2,621
Non-current assets:
Investments in and receivables from subsidiaries	326,177	435,449
Total assets	340,425	438,070
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	6,058	702
Convertible preferred shares	68,113	—
Total liabilities	74,171	702
Shareholders’ equity:
Class A ordinary shares	—	1
Class B ordinary shares	—	—
Subscriptions receivable from shareholders	—	—
Treasury stocks	(57,055)	(37,172)
Additional paid-in capital	816,363	1,177,057
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(57,456)	(56,653)
Accumulated deficit	(450,490)	(660,757)
Total shareholders’ equity	266,254	437,368
Total liabilities and shareholders’ equity	340,425	438,070

(b)CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating expenses:
General and administrative expenses	(4,538)	(8,115)	(5,131)
Loss from operations	(4,538)	(8,115)	(5,131)
Interest income	323	—	1
Other income, net	337	581	4,105
Change in fair value of financial instruments other than derivatives	(10,918)	20,571	(46,584)
Excess of fair value of convertible preferred shares	(59,199)	(50,725)	(28,179)
Share of losses from subsidiaries	(340,158)	(212,064)	(134,479)
Net loss	(414,153)	(249,752)	(210,267)
Foreign currency translation adjustment, net of nil tax	(6,966)	(13,577)	803
Total comprehensive loss	(421,119)	(263,329)	(209,464)

(c)CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows from operating activities
Receipt of refund from depository bank	520	—	3,802
Other cash used in operating activities	(4,459)	(4,044)	(9,729)
Net cash used in operating activities	(3,939)	(4,044)	(5,927)
Cash flows from investing activities
Payment to subsidiaries	(84,760)	(118,884)	(220,481)
Net cash used in investing activities	(84,760)	(118,884)	(220,481)
Cash flows from financing activities
Payment for repurchase of ordinary shares	—	—	(5,000)
Proceeds from issuance of ordinary shares, net of issuance costs	65,430	—	49,470
Proceeds from issuance of convertible preferred shares, net of issuance costs	24,575	129,810	99,650
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost	—	—	1
Proceeds from resale of treasury stock	2,420	768	1,609
Repurchase for tax withholdings on vesting of restricted share units	(2,420)	(768)	(1,609)
Proceeds from issuance of ordinary shares pursuant to registered direct offering, net of issuance cost	—	—	70,730
Net cash provided by financing activities	90,005	129,810	214,851
Net increase (decrease) in cash	1,306	6,882	(11,557)
Effect of exchange rate changes on cash	(86)	—	—
Cash, at the beginning of year	5,682	6,902	13,784
Cash, at the end of year	6,902	13,784	2,227